ATA INC. ("Parent Company")	12 Months Ended
Mar. 31, 2012
ATA INC. ("Parent Company")
ATA INC. ("Parent Company")

(17)     ATA INC. (“ Parent Company”)

The following presents condensed financial information of the Parent Company only.

Condensed Balance Sheets

	March 31,
	2011	2012	2012
	RMB	RMB	USD
Cash	116,818,694	48,532,826	7,706,681
Prepaid expenses and other current assets	1,308,978	840,201	133,418
Investments in subsidiaries	247,228,859	317,670,591	50,443,921
Total assets	365,356,531	367,043,618	58,284,020

Accrued expenses and other current liabilities	1,293,531	629,047	99,888
Total liabilities	1,293,531	629,047	99,888

Common shares	3,428,840	3,442,803	546,694
Receivable from shareholders	(1,035,796)	—	—
Additional paid in capital	491,585,143	440,832,695	70,001,222
Accumulated other comprehensive loss	(22,217,189)	(26,004,399)	(4,129,321)
Accumulated deficit	(107,697,998)	(51,856,528)	(8,234,463)
Total shareholders’ equity	364,063,000	366,414,571	58,184,132
Total liabilities and shareholders’ equity	365,356,531	367,043,618	58,284,020

Condensed Statements of Operations

	Year Ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	USD

Operating expenses	(11,663,959)	(8,754,744)	(7,487,523)	(1,188,968)
Investment income (loss)	(23,643,581)	27,535,955	60,175,402	9,555,443
Interest income	12,696	97,045	377,333	59,918
Foreign currency exchange gains (losses), net	(55,147)	875,760	2,776,258	440,851
Earnings(loss) before income taxes	(35,349,991)	19,754,016	55,841,470	8,867,244
Income tax expense	—	—	—	—
Net income (loss)	(35,349,991)	19,754,016	55,841,470	8,867,244

Condensed Statements of Cash Flows

	Year Ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	USD
Net cash used in operating activities	(12,425,281)	(8,122,776)	(4,529,639)	(719,276)
Cash flows from investing activities :
Payments of investment in subsidiaries	(94,398,750)	—	—	—
Advances to (collection from) subsidiaries	(68,744)	(5,139)	1,140,127	181,044
Payment for JDX acquisition	(2,305,553)	—	—	—
Net cash provided by (used in) investing activities	(96,773,047)	(5,139)	1,140,127	181,044

Cash flows from financing activities :
Proceeds from exercise of share options	—	—	631,844	100,333
Cash paid for repurchase of common shares	(11,896,328)	—	—	—
Collection of receivable from shareholders	5,226,173	—	1,035,796	164,477
Special cash dividend	—	—	(63,634,726)	(10,104,760)
Net cash used in financing activities	(6,670,155)	—	(61,967,086)	(9,839,950)

Effect of foreign exchange rate changes on cash	(330,780)	(4,039,042)	(2,929,270)	(465,148)
Net decrease in cash	(116,199,263)	(12,166,957)	(68,285,868)	(10,843,330)
Cash at beginning of year	245,184,914	128,985,651	116,818,694	18,550,011
Cash at end of year	128,985,651	116,818,694	48,532,826	7,706,681

Supplemental disclosures of cash flow information :
Non-cash investing and financing activities:
Receivable from shareholders for exercise of common share options	—	1,035,796	—	—